Fair Value Measurements - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions		Apr. 30, 2024	Oct. 31, 2023
Securities
Amortized cost	[1]	$ 119,445	$ 116,814
Loans
Consumer instalment and other personal		92,307	104,042
Credit cards		13,044	12,294
Business and government		375,037	366,886
Deposits		937,572	910,879
Securitization and structured entities' liabilities		36,840	27,094
Other liabilities		58,523	62,742
Subordinated debt		8,237	8,228
Fair Value [member]
Securities
Amortized cost		109,288	104,171
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost		119,445	116,814
Loans
Residential mortgages		180,141	175,350
Consumer instalment and other personal		91,614	103,267
Credit cards		12,560	11,893
Business and government		363,543	358,712
Loans net of allowance for loan losses		647,858	649,222
Deposits		886,566	875,034
Securitization and structured entities' liabilities		23,944	24,631
Other liabilities		4,129	4,160
Subordinated debt		8,237	8,228
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost		109,288	104,171
Loans
Residential mortgages		176,787	167,863
Consumer instalment and other personal		90,617	101,023
Credit cards		12,560	11,893
Business and government		362,566	357,027
Loans net of allowance for loan losses		642,530	637,806
Deposits		877,575	871,776
Securitization and structured entities' liabilities		23,364	23,739
Other liabilities		3,441	3,287
Subordinated debt		$ 8,221	$ 7,849

[1]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).